6. Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	The future minimum payment obligations at December 31, 2020 for operating leases are as follows:
2021	$367,636
2022	$335,659
2023	$28,588

Schedule of operating right-of-use assets

Information related to the Company's operating right-of-use assets and related lease liabilities were as follows:

Year Ended December 31, 2020
Cash paid for operating lease liabilities	$355,766
Weighted-average remaining lease term (in years)	2.2
Weighted-average discount rate	10%
Minimum future lease payments	$731,883

Schedule of amortization of lease liabilities	The following table presents the amortization of the Company’s lease liabilities under ASC 842 at December 31, 2020:
2021	$304,326
2022	$302,781
2023	$25,990